Document and Entity Information	Jan. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 28, 2026
Entity Registrant Name	Yellowstone Midco Holdings II, LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-43088
Entity Tax Identification Number	39-4190941
Entity Address Address Line 1	6060 S Willow Drive
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80111
City Area Code	720
Local Phone Number	537-2655
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	YSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002086587